Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements:

On May 28, 2014, the FASB issued Accounting Standard Update (“ASU”) No 2014-09 as amended by ASU 2016-08 which was issued in March 2016, ASU 2016-10 which was issued in April 2016 and ASU 2016-12 which was issued in May 2016, Revenue From Contracts With Customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after December 15, 2017. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. The Company is currently evaluating the impact, if any, of the adoption of this new standard.

In August 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-15
Statement of Cash Flows, Clarification of Certain Cash Receipts and Cash Payments
, which provides guidance on the presentation and classification of eight specific cash flow issues. Those issues are cash payment for debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instrument or other debt instrument with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; cash received from settlement of corporate-owned life insurance policies; distribution received from equity method investees; beneficial interest in securitization transactions; and classification of cash receipts and payments that have aspect of more than one class of cash flows. The guidance is effective for annual periods and interim periods within those annual periods beginning after December 15, 2017 with early adoption permitted.
The Company is currently evaluating the impact, if any, of the adoption of this new standard.